SHAREHOLDERS EQUITY - Repurchase of shares (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
AMOUNT
Treasury shares	R$ 2,223,011	R$ 2,114,256
ON
QUANTITY
Repurchase of shares (in shares)	49,404,300	46,770,200
Restricted shares (in shares)	(631,501)	(438,552)
Shares issued (in shares)	3,451,692	3,451,692
AMOUNT
Repurchase of shares	R$ 1,805,052	R$ 1,692,434
Restricted shares	(19,939)	(13,595)
Shares issued	R$ 168,168	R$ 168,168
PNA
QUANTITY
Dissident shareholders (in shares)	4,361	4,361
AMOUNT
Dissident shareholders	R$ 212	R$ 212
GNP
QUANTITY
Repurchase of shares (in shares)	7,432,000	7,032,800
Compulsory loan agreement (in shares)	(195,000)	(195,000)
AMOUNT
Repurchase of shares	R$ 277,265	R$ 274,784
Compulsory loan agreement	R$ (7,747)	R$ (7,747)